H6 Events after the reporting period	12 Months Ended
Dec. 31, 2018
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H6 Events after the reporting period

H6 Events after the reporting period

Ericsson announces change to the Executive Team

On 16 January 2019, Ericsson announced that Helena Norrman, Senior Vice President, Chief Marketing and Communications Officer and Head of Marketing and Corporate Relations, has decided to leave Ericsson to pursue opportunities outside the company. She will leave her position no later than June 30, 2019.

Ericsson completes divestment of majority stake in MediaKind

On February 1 2019, Ericsson announced it had closed the divestment of the MediaKind business to the private equity firm One Equity Partners. One Equity Partners become majority owner, while Ericsson has 49% of the shares after the transaction on January 31, 2019. Ericsson anticipates that the transaction will generate a positive impact on operating income in Q1 2019 that with current visibility is estimated to SEK 0.4–0.6 billion and will be reported in segment Emerging Business and Other.

As of February 1, 2019, Ericsson’s 49% share of MediaKind results will be reported as share in earnings of JV and associated companies in segment Emerging Business and Other. MediaKind was in 2018 reported as part of segment Emerging Business and Other, as part Ericsson Media Solutions.

Ericsson announces change to the Executive Team

On 12 March 2019, Ericsson announced that Rafiah Ibrahim will leave her position as Senior Vice President and Head of Market Area Middle East & Africa and will take on a role as advisor to CEO Börje Ekholm.

Ericsson’s Annual General Meeting

On 27 March 2019, Ericsson held its Annual General Meeting in Stockholm, Sweden.

Decisions at the AGM 2019 included:

•	Payment of a dividend of SEK 1 per share

•	Re-election of Ronnie Leten as Chair of the Board of Directors

•	Re-election of other members of the Board of Directors: Jon Fredrik Baksaas, Jan Carlson, Nora Denzel, Eric A. Elzvik, Börje Ekholm, Kurt Jofs, Kristin S. Rinne, Helena Stjernholm and Jacob Wallenberg

Approval of Board of Directors’ fees:

•	Chair of the Board: SEK 4,075,000 (unchanged)

•	Other non-employee Board members: SEK 1,020,000 each (previously SEK 990,000)

•	Chair of the Audit and Compliance Committee: SEK 400,000 (previously SEK 350,000)

•	Other non-employee members of the Audit and Compliance Committee: SEK 250,000 each (unchanged)

•	Chairs of the Finance, Remuneration and Technology and Science Committees: SEK 200,000 each (unchanged)

•	Other non-employee members of the Finance, Remuneration and Technology and Science Committees: SEK 175,000 each (unchanged)

•	Approval for part of the Directors’ fees to be paid in the form of synthetic shares

•	Re-election of PricewaterhouseCoopers AB as external auditor

•	Approval of Guidelines for remuneration to Group Management

•	Implementation of a Long-Term Variable Compensation Program 2019 for the members of the Executive Team